Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments
A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2025 and 2024 is as follows:

	December 31, 2025
			Fair Value Measurements
			Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(dollars in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$16,632	$16,632	$16,632	$—	$—
Federal funds sold and overnight interest-bearing deposits	87,680	87,680	87,680	—	—
Certificates of deposit in other banks	1,000	1,000	1,000	—	—
Other investment securities	5,910	5,910	—	5,910	—
Loans, net	1,465,681	1,445,226	—	—	1,445,226
Loans held for sale	616	616	—	616	—
Accrued interest receivable	8,447	8,447	8,447	—	—
Total assets	$1,585,966	$1,565,511	$113,759	$6,526	$1,445,226

Liabilities:
Deposits:
Non-interest bearing demand	$423,568	$423,568	$423,568	$—	$—
Savings, interest checking and money market	827,069	827,069	827,069	—	—
Time deposits	303,512	302,189	—	—	302,189
FHLB advances and other borrowings	102,086	102,114	86	102,028	—
Subordinated notes	49,486	43,829	—	43,829	—
Accrued interest payable	1,625	1,625	1,625	—	—
Total liabilities	$1,707,346	$1,700,394	$1,252,348	$145,857	$302,189

	December 31, 2024
			Fair Value Measurements
			Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(dollars in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$23,668	$23,668	$23,668	$—	$—
Federal funds sold and overnight interest-bearing deposits	27,326	27,326	27,326	—	—
Certificates of deposit in other banks	1,000	1,000	1,000	—	—
Other investment securities	5,149	5,149	74	5,075	—
Loans, net	1,444,116	1,380,252	—	—	1,380,252
Accrued interest receivable	8,221	8,221	8,221	—	—
Total assets	$1,509,480	$1,445,616	$60,289	$5,075	$1,380,252

Liabilities:
Deposits:
Non-interest bearing demand	$385,022	$385,022	$385,022	$—	$—
Savings, interest checking and money market	846,339	846,339	846,339	—	—
Time deposits	301,821	300,386	—	—	300,386
FHLB advances and other borrowings	81,525	81,585	—	81,585	—
Subordinated notes	49,486	41,602	—	41,602	—
Accrued interest payable	1,754	1,754	1,754	—	—
Total liabilities	$1,665,947	$1,656,688	$1,233,115	$123,187	$300,386